Putnam Global Health Care Fund
The fund's portfolio
5/31/21 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value
Biotechnology (18.3%)
AbbVie, Inc.	763,500	$86,428,200
Acceleron Pharma, Inc.(NON)	129,645	16,969,234
Alkermes PLC(NON)	378,900	8,589,663
Alnylam Pharmaceuticals, Inc.(NON)	74,700	10,606,653
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	228,900	30,759,582
Biogen, Inc.(NON)	20,351	5,443,485
Blueprint Medicines Corp.(NON)	80,500	7,353,675
Ironwood Pharmaceuticals, Inc.(NON)(S)	2,786,208	32,236,427
Mersana Therapeutics, Inc.(NON)(S)	473,300	6,777,656
Mirati Therapeutics, Inc.(NON)	27,220	4,296,538
Regeneron Pharmaceuticals, Inc.(NON)	47,321	23,775,490
Rocket Pharmaceuticals, Inc.(NON)	171,289	7,279,783
Syndax Pharmaceuticals, Inc.(NON)(S)	185,995	3,416,728
TG Therapeutics, Inc.(NON)	97,400	3,396,338
Turning Point Therapeutics, Inc.(NON)	101,000	6,684,180
United Therapeutics Corp.(NON)	80,500	14,964,950
Vertex Pharmaceuticals, Inc.(NON)	40,900	8,532,967
Vincerx Pharma, Inc.(NON)	523,587	7,267,388
Vor BioPharma, Inc.(NON)(S)	249,503	5,264,513

		290,043,450
Diversified financial services (0.4%)
Health Sciences Acquisitions Corp. 2(NON)	680,995	6,987,009

		6,987,009
Health-care equipment and supplies (13.6%)
Abbott Laboratories	269,600	31,448,840
Danaher Corp.	215,400	55,172,556
Edwards Lifesciences Corp.(NON)	327,800	31,436,020
Inmode, Ltd. (Israel)(NON)	108,100	9,227,416
Intuitive Surgical, Inc.(NON)	17,600	14,822,368
Medtronic PLC	379,600	48,053,562
Terumo Corp. (Japan)	248,400	9,537,058
Zimmer Biomet Holdings, Inc.	99,400	16,732,002

		216,429,822
Health-care providers and services (14.8%)
AmerisourceBergen Corp.	111,200	12,759,088
Anthem, Inc.	113,200	45,078,504
Cigna Corp.	44,600	11,544,710
Humana, Inc.	39,900	17,464,230
Laboratory Corp. of America Holdings(NON)	38,500	10,567,480
McKesson Corp.	116,500	22,413,435
UnitedHealth Group, Inc.	278,900	114,884,488

		234,711,935
Life sciences tools and services (8.1%)
Bio-Rad Laboratories, Inc. Class A(NON)	32,500	19,577,025
ICON PLC (Ireland)(NON)(S)	121,700	27,231,592
Lonza Group AG (Switzerland)	35,388	22,778,935
Thermo Fisher Scientific, Inc.	124,800	58,593,600

		128,181,152
Pharmaceuticals (41.2%)
4Front Ventures Corp.(NON)(S)	10,386,669	13,691,707
Astellas Pharma, Inc. (Japan)	457,000	7,479,014
AstraZeneca PLC (United Kingdom)	778,606	88,904,996
Bristol-Myers Squibb Co.	398,100	26,163,132
Chugai Pharmaceutical Co., Ltd. (Japan)	158,600	6,061,846
Columbia Care, Inc. (Canada)(NON)	925,200	5,597,460
Daiichi Sankyo Co., Ltd. (Japan)	718,800	16,557,236
Eisai Co., Ltd. (Japan)	57,400	3,845,306
Eli Lilly and Co.	356,700	71,247,258
GlaxoSmithKline PLC (United Kingdom)	1,132,686	21,607,365
Green Thumb Industries, Inc.(NON)	123,300	3,658,311
Innoviva, Inc.(NON)(S)	2,350,313	31,611,710
Johnson & Johnson	514,674	87,108,575
Merck & Co., Inc.	507,738	38,532,237
Merck KGaA (Germany)	80,992	14,572,875
Nektar Therapeutics(NON)	346,100	6,254,027
Novartis AG (Switzerland)	321,114	28,173,782
Novo Nordisk A/S Class B (Denmark)	198,176	15,641,027
Pfizer, Inc.	1,108,740	42,941,500
Roche Holding AG (Switzerland)	140,189	48,734,964
Sanofi (France)	487,447	51,696,457
Takeda Pharmaceutical Co., Ltd. (Japan)	361,900	12,253,891
TerrAscend Corp. (Canada)(NON)	726,400	8,373,576
Trulieve Cannabis Corp.(NON)(S)	82,400	3,127,904

		653,836,156

Total common stocks (cost $1,034,478,218)		$1,530,189,524

UNITS (1.4%)(a)
	Units	Value
Population Health Investment Co., Inc.(NON)	453,939	$4,621,099
Sarissa Capital Acquisition Corp.(NON)(AFF)	1,721,671	17,320,010

Total units (cost $21,833,371)		$21,941,109

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 11/15/23(i)	$106,000	$112,723
2.00%, 5/31/24(i)	772,000	818,721
2.00%, 11/30/22(i)	145,000	150,548
2.00%, 7/31/22(i)	119,000	122,432

Total U.S. treasury obligations (cost $1,204,424)		$1,204,424

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Palisade Bio, Inc. Ser. K, (acquired 4/20/17, cost $—)(RES)	1/9/22	$946.40	18,887	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (6.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	61,872,040	$61,872,040
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	29,475,868	29,475,868
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	2,460,000	2,460,000
U.S. Treasury Bills 0.051%, 6/3/21(SEGSF)		$1,100,000	1,100,000
U.S. Treasury Bills 0.038%, 6/29/21(SEGSF)		2,500,000	2,500,000
U.S. Treasury Cash Management Bills 0.008%, 9/14/21(SEGSF)		400,000	399,983

Total short-term investments (cost $97,807,824)			$97,807,891
TOTAL INVESTMENTS

Total investments (cost $1,155,323,837)			$1,651,142,948

	FORWARD CURRENCY CONTRACTS at 5/31/21 (aggregate face value $546,967,694) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/16/21	$6,852,270	$6,744,430	$(107,840)
		Danish Krone	Sell	6/16/21	14,782,756	14,554,647	(228,109)
		Euro	Buy	6/16/21	46,501,888	45,244,389	1,257,499
		Japanese Yen	Sell	8/18/21	14,654,334	14,696,485	42,151
		Swiss Franc	Buy	6/16/21	8,101,160	7,994,719	106,441
		Swiss Franc	Sell	6/16/21	8,101,160	8,125,383	24,223
	Barclays Bank PLC
		Euro	Buy	6/16/21	3,612,409	3,515,413	96,996
		Japanese Yen	Buy	8/18/21	3,204,210	3,213,561	(9,351)
	Citibank, N.A.
		British Pound	Sell	6/16/21	8,080,197	7,956,322	(123,875)
		Danish Krone	Buy	6/16/21	15,175,966	14,927,414	248,552
		Euro	Sell	6/16/21	5,066,888	4,930,794	(136,094)
	Credit Suisse International
		British Pound	Sell	6/16/21	18,611,987	18,312,132	(299,855)
		Japanese Yen	Buy	8/18/21	9,211,389	9,240,569	(29,180)
	Goldman Sachs International
		British Pound	Buy	6/16/21	15,144,723	14,954,035	190,688
		Euro	Sell	6/16/21	13,093,009	12,888,991	(204,018)
		Japanese Yen	Buy	8/18/21	37,226,220	37,344,523	(118,303)
	HSBC Bank USA, National Association
		British Pound	Buy	6/16/21	12,129,815	11,865,809	264,006
		Canadian Dollar	Sell	7/21/21	7,080,891	6,963,647	(117,244)
		Euro	Sell	6/16/21	13,688,574	13,268,484	(420,090)
		Swiss Franc	Buy	6/16/21	30,288,284	28,505,243	1,783,041
	JPMorgan Chase Bank N.A.
		Japanese Yen	Sell	8/18/21	14,783,448	14,834,741	51,293
		New Zealand Dollar	Buy	7/21/21	3,085,893	2,988,479	97,414
		Swiss Franc	Buy	6/16/21	31,325,872	31,420,907	(95,035)
		Swiss Franc	Sell	6/16/21	31,325,872	30,753,455	(572,417)
	Morgan Stanley & Co. International PLC
		British Pound	Buy	6/16/21	16,462,155	16,195,648	266,507
		Euro	Sell	6/16/21	30,077,067	29,206,653	(870,414)
	NatWest Markets PLC
		Australian Dollar	Buy	7/21/21	27,322,628	26,912,150	410,478
		Euro	Buy	6/16/21	15,990,593	15,558,047	432,546
	State Street Bank and Trust Co.
		British Pound	Sell	6/16/21	19,159,674	18,825,271	(334,403)
		Canadian Dollar	Sell	7/21/21	6,003,580	5,763,106	(240,474)
		Euro	Buy	6/16/21	1,259,261	1,225,460	33,801
		Israeli Shekel	Sell	7/21/21	4,844,298	4,777,770	(66,528)
		Japanese Yen	Buy	8/18/21	245,671	246,401	(730)
	Toronto-Dominion Bank
		Euro	Buy	6/16/21	4,273,414	4,158,761	114,653
	UBS AG
		Euro	Sell	6/16/21	2,809,517	2,470,526	(338,991)
		Japanese Yen	Buy	8/18/21	8,922,501	8,951,570	(29,069)
		Swiss Franc	Buy	6/16/21	2,708,659	2,716,722	(8,063)
		Swiss Franc	Sell	6/16/21	2,708,659	2,658,903	(49,756)
	WestPac Banking Corp.
		British Pound	Sell	6/16/21	38,519,954	37,943,396	(576,558)
		Euro	Buy	6/16/21	2,521,824	2,453,992	67,832
		Japanese Yen	Buy	8/18/21	1,653,655	1,658,746	(5,091)

	Unrealized appreciation						5,488,121

	Unrealized (depreciation)						(4,981,488)

	Total						$506,633
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,586,729,506.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/20	Purchase Cost	Sale Proceeds	Investment Income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 5/31/21	Fair value as of 5/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*	$30,589,875	$406,628,658	$375,346,493	$45,562	$—	$—	61,872,040	$61,872,040
	Putnam Short Term Investment Fund**	36,318,681	280,278,493	287,121,306	35,600	—	—	29,475,868	29,475,868
	Total Short-term investments	66,908,556	686,907,151	662,467,799	81,162	—	—	—	91,347,908
	Common stocks***
	Health care
	4Front Ventures Corp.#	7,592,762	9,065,844	14,059,194	—	7,934,896	3,157,399	10,386,669	—

	Total Common stocks	7,592,762.00	9,065,844	14,059,194	—	7,934,896	3,157,399
	Units
	Sarissa Capital Acquisition Corp.	—	17,293,981	—	—	—	26,029	1,721,671	17,320,010
	Vincerx Pharma, Inc.‡##	4,757,708	740,743	3,161,716	—	201,503	2,123,745	523,587	—

	Total Units	4,757,708	18,034,724	3,161,716	—	—	2,149,774		17,320,010

	Totals	$79,259,026	$714,007,719	$679,688,709	$81,162	$8,136,399	$5,307,173		$108,667,918
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $61,872,040 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $59,899,785.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	*** Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	‡ Previously Lifesci Acquisition Corp.
	## Security was not in affiliation as of the end of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,644,000.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,105,037 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	72.9%
	United Kingdom	7.0
	Switzerland	6.3
	Japan	3.5
	France	3.3
	Denmark	2.9
	Ireland	1.7
	Germany	0.9
	Canada	0.9
	Israel	0.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,142,767 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,644,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$6,987,009	$—	$—
Health care	1,523,202,515	—	—

Total common stocks	1,530,189,524	—	—
U.S. treasury obligations	—	1,204,424	—
Units	21,941,109	—	—
Warrants	—	—	—
Short-term investments	2,460,000	95,347,891	—

Totals by level	$1,554,590,633	$96,552,315	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$506,633	$—

Totals by level	$—	$506,633	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$536,500,000
Warrants (number of warrants)	19,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com